Commitments and Contingencies - Insurance (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Commitments and Contingencies
Insurance coverage deductible amount per vessel	$ 150
Deductible period under business interruption insurance	14 days
Period of coverage under business interruption insurance	180 days
Limit of protection and indemnity insurance for pollution, per vessel per incident	$ 1,000,000